Fees Summary	Jul. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,914,000
Previously Paid Amount	0.00
Total Fee Amount	1,517.83
Total Offset Amount	0.00
Net Fee	1,517.83
Narrative - Max Aggregate Offering Price	$ 9,914,000
Final Prospectus	true